Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Composition of other liabilities

As at	Dec 31 2021	Dec 31 2020
Cash flow hedges (note 19)	$60,098	$180,798
Share-based compensation liability (note 14)	68,634	71,913
Defined benefit pension plans (note 21)	20,616	36,646
Site restoration costs	29,355	31,941
Land mortgage	28,985	29,430
Other	3,252	3,915
	210,940	354,643
Less current maturities	(17,191)	(27,152)
	$193,749	$327,491

Provision for site restoration costs	The movement in the provision during the year is explained as follows:

	2021	2020
Balance at January 1	$31,941	$31,092
New or revised provisions	(2,767)	423
Accretion expense	181	426
Balance at December 31	$29,355	$31,941